EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions used to Value Options

The Group used the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Weighted average exercise price—Rand	—	119.17	93.89	90.84
Weighted average expected volatility*	—	46.4%	50.2%	52.0%
Expected term (years)	—	5.90	3.0 - 4.2	3.0 - 4.2
Historical dividend yield	—	1.70%	1.00%	1.00%
Weighted average risk free interest rate	—	6.90%	6.90%	7.90%
Weighted average fair value—Rand	—	51.66	55.06	43.80

The Group used the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:
Weighted average expected volatility*	—	64.1%	50.1%	50.4%
Expected term (years)	—	3.0	3.0	3.0
Historical dividend yield	—	1.70%	1.90%	1.40%
Weighted average risk free interest rate (based on U.S. interest rate)	—	0.20%	0.20%	0.20%
Weighted average fair value—Rand	—	206.27	191.38	155.78

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

The fair value of the above equity instruments granted during the period were valued using the Monte Carlo Simulation models:

The Group uses a future trading model to estimates the loss in value to the holders of the bonus shares (BS) due to trading restrictions. The actual valuation is developed using the Monte Carlo analysis of the future share price of Gold Fields. The inputs to the model for awards granted during the period were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Weighted average expected volatility*	29.4%	—	—	—

Expected term (months)	9 - 18	—	—	—

Historical dividend yield	2.70%	—	—	—

Weighted average risk free interest rate (based on South African interest rates)	5.50%	—	—	—

Weighted average fair value—Rand	115.74	—	—	—

The Group uses the Monte-Carlo Simulation to value the performance shares (PS). The inputs to the model for awards granted during the year were as follows:
Weighted average expected volatility*	36.5%	—	—	—

Expected term (years)	3.0	—	—	—

Historical dividend yield	1.60%	—	—	—

Weighted average risk free interest rate (based on U.S. interest rate)	0.70%	—	—	—

Weighted average fair value—Rand	162.41	—	—	—

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

2005 Stock Incentive Plan
Summary of Share Options Outstanding

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at July 1, 2009	4,018,411	1,671,870	111.44	13.83
Granted during the year	2,015,425	706,345	90.65	11.96
Exercised and released	(201,055)	—	—	—
Forfeited	(271,668)	(140,143)	107.66	14.20
Conditions for vesting not met	(421,039)	—	—	—
Transfers from the Gold Fields group	22,751	80,739	115.31	15.21

Outstanding at June 30, 2010	5,162,825	2,318,811	105.44	13.93
Granted during the period	31,105	11,950	101.48	14.21
Exercised and released	(288,108)	(8,167)	102.80	14.40
Forfeited	(385,842)	(303,191)	103.31	14.47
Transfers (to)/from the Gold Fields group	(232,118)	1,949,181	103.26	14.46

Outstanding at December 31, 2010	4,287,862	3,968,584	105.97	15.70
Granted during the period	1,324,161	455,542	119.17	16.51
Exercised and released	(1,321,403)	(540,135)	111.06	15.38
Forfeited	(333,574)	(213,455)	110.69	15.33
Transfers to the Gold Fields group	(666,971)	(2,458,758)	105.93	14.67

Outstanding at December 31, 2011	3,290,075	1,211,778	107.79	13.26
Exercised and released	(829,266)	(70,119)	105.98	12.94
Forfeited	(213,581)	(131,068)	116.62	14.24
Transfers to the Gold Fields group	(16,642)	(89,085)	106.21	12.97

Outstanding at December 31, 2012	2,230,586	921,506	106.82	12.46

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012 and December 31, 2011.

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	10.46 - 13.52	712,244	3.62	99.36	12.22
	110.00 - 134.99	13.53 - 16.6	499,554	4.51	119.82	14.74

Total			1,211,798	3.99	107.79	13.26

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	9.92 - 12.83	544,466	2.71	98.12	11.45
	110.00 - 134.99	12.84 - 15.75	371,110	4.13	119.13	13.90
	135.00 - 159.99	15.76 - 18.67	5,930	5.01	136.29	15.90

Total			921,506	3.30	106.83	12.47

Gf Management Incentive Scheme [Member]
Summary of Share Options Outstanding

Details of the options granted under the GF Management Incentive Scheme are detailed below.

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2009	823,730	79.03	9.81
Exercised and released	(351,420)	75.69	9.99
Forfeited	(64,648)	95.41	12.59

Outstanding at June 30, 2010	407,662	79.32	10.48
Exercised and released	(165,153)	76.70	10.74
Forfeited	(14,169)	106.31	14.89

Outstanding at December 31, 2010	228,340	79.54	11.78
Exercised and released	(147,136)	74.46	10.31
Forfeited	(14,100)	111.75	15.48

Outstanding at December 31, 2011	67,104	80.83	9.94
Exercised and released	(35,036)	64.82	7.91
Forfeited	(6,068)	97.97	11.96

Outstanding at December 31, 2012	26,000	98.42	11.48

Summarize Information relating to Options Outstanding

The following table summarizes information relating to the options outstanding at December 31, 2012 and December 31, 2011.

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.38 - 10.45	38,504	0.37	64.92	7.99
	85.00 - 109.99	10.46 - 13.52	19,200	0.86	89.80	11.05
	110.00 - 134.99	13.53 - 16.60	4,200	1.03	111.66	13.73
	135.00 - 159.99	16.61 - 19.68	5,200	1.16	140.66	17.30

Total			67,104	0.61	80.83	9.94

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	9.92 - 12.83	19,200	0.41	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	4,200	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	2,600	0.17	140.66	16.41

Total			26,000	0.33	98.42	11.48

GFI Mining Services Limited
Summary of Share Options Outstanding

The below summary reflects instruments allocated to Sibanye Gold:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the period	1,638,684	489,748
Exercised and released	—	(216,715)
Forfeited	(73,889)	(16,582)
Transfers from the Gold Fields group	(27,412)	—

Outstanding at December 31, 2012	1,537,383	256,451